Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

D4. Related party transactions

Subsidiaries

All transactions between Group subsidiaries were transacted at arm’s length during the ordinary course of business and have been eliminated on consolidation, along with any outstanding balances, and accordingly are not disclosed in this note.

Key management personnel

The Group’s strategy and policy are managed by the Executive Leadership Team. Their compensation is shown below:

	2024	2023	2022
	£m	£m	£m
Salaries and other short-term employee benefits	6	6	7
Post-employment benefits	—	2	—
Share-based payments	1	2	5
	7	10	12

Joint ventures and associate entities

Nippon Calmic Limited (49%), SCI Pierre Brossolette (26.25)%, Skadedyrkontrollen øst AS (40)%, Boecker Public Safety Services – Qatar W.L.L. (24.5%), Boecker Public Health Services Limited (30%), Fujian Xunke Pest Control Company Limited (30%), Guangdong Vircon Pest Management Company Limited (30%), Ningbo Yuying Vector Control Company Limited (30%), and Guangdong New Hope Environmental Technology Co., Ltd (30%) were associates during 2023 and 2024. All balances related to associates are disclosed in Note B6.

There are no significant transactions between associate entities and other Group companies.